Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net
4	ACCOUNTS RECEIVABLE, N E T

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	101,934	112,433	17,231
Allowance for doubtful accounts	(13,112)	(24,215)	(3,711)

	88,822	88,218	13,520

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance at the beginning of the year	920	1,827	13,112	2,010
Provisions	907	11,932	13,647	2,091
Write-offs	—	(647)	(2,544)	(390)

Balance at the end of the year	1,827	13,112	24,215	3,711